Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
11.	Subsequent Events
Subsequent events have been evaluated through May 17, 2022 which is the date these condensed financial statements were available to be issued.
In April 2022, the Company’s Board of Directors authorized an increase in the number of shares authorized for issuance under the Plan by 3,500,000 shares.

13.	Subsequent Events
Subsequent events have been evaluated through March 10, 2022, for recognition and disclosure in the condensed financial statements and March 10, 2022 for the disclosure in the financial statements, which is the date the financial statements were available to be issued.
Subsequent to December 31, 2021, the Company granted 1,432,910 RSUs under the Plan.

Virgin Group Acquisition Corp. II [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements was issued. Based upon this review, except for the items discussed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
Promissory Note
On April 8, 2022, the Company amended its existing unsecured promissory note to the Sponsor, dated as of September 28, 2021 (the “Original Note”), to increase the aggregate principal amount from $1,000,000 to $1,500,000 (the “Amended Note”). The proceeds of the Amended Note, which may be drawn down from time to time until the Company consummates its initial business combination, will be used for general working capital purposes. On April 14, 202
2
, the Company received $500,000 in relation to the Amended Note, as discussed in Note 5.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.